SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 11:-	SUBSEQUENT EVENTS

In February 2014, the Company granted (i) 1,333,000 stock options to employees and directors at an exercise price of $1.93 per share, vesting ratably in annual installments over a weighted average period of 3 years, expiring February 6, 2024 and (ii) 125,000 restricted shares (75,000 to nonemployees and 50,000 to employees) vesting ratably in annual installments over a weighted average period of 1 years.